This is filed pursuant to Rule 497(c).
File Nos. 33-7812 and 811-04791.

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[LOGO]

                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                                                             -National Portfolio
                                                           -California Portfolio
                                                             -New York Portfolio
--------------------------------------------------------------------------------
Supplement dated August 6, 2008 to the Prospectus dated February 1, 2008 of the AllianceBernstein Municipal Income Fund, Inc. offering Class A, Class B and Class C shares of National Portfolio, California Portfolio and New York Portfolio (the "Portfolios").

                                    * * * * *

              Changes in Fee Waivers and/or Expense Reimbursements

Effective January 1, 2009, new fee waivers and/or expense reimbursements will be implemented for National Portfolio, New York Portfolio and California Portfolio. Under the new arrangement, the Adviser has contractually agreed to waive its fees and bear certain expenses so that total operating expenses of the Portfolios do not exceed .75% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and .45% for Advisor Class shares. This represents a decrease in the fee waivers and/or expense reimbursements for National Portfolio and New York Portfolio, which currently limit operating expenses to, respectively, .68% for Class A shares and 1.38% for Class B and Class C shares, and .58% for Class A shares and 1.28% for Class B and C shares and an increase in the fee waiver and/or expense reimbursement for California Portfolio, which currently limit operating expenses to .77% for Class A shares and 1.47% for Class B and C shares. This contractual agreement extends through the end of the Portfolios' fiscal year and may be extended by the Adviser for additional one-year terms.

                                    * * * * *

                        Addition of Advisor Class Shares

Effective August 6, 2008, the Portfolios will offer Advisor Class shares in addition to their currently offered Class A, Class B and Class C shares.
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The following table replaces the Performance Table in the Prospectus for each
Portfolio:

PERFORMANCE TABLE:  NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Class A**
                 Return Before Taxes                   -2.41%   3.94%    3.75%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -2.41%   3.89%    3.66%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares          -0.10%   4.01%    3.82%
--------------------------------------------------------------------------------
Class B          Return Before Taxes                   -1.73%   4.12%    3.77%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.22%   4.11%    3.48%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.20%   5.15%    4.51%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------


PERFORMANCE TABLE:  CALIFORNIA PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------

Class A**
                 Return Before Taxes                   -2.17%   3.54%    4.16%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -2.18%   3.51%    4.11%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares          -0.02%   3.64%    4.19%
--------------------------------------------------------------------------------
Class B          Return Before Taxes                   -1.39%   3.71%    4.18%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.57%   3.71%    3.89%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.47%   4.75%    4.93%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------

PERFORMANCE TABLE:  NEW YORK PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Class A**
                 Return Before Taxes                   -1.71%   3.71%    4.15%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -1.72%   3.71%    4.12%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares           0.27%   3.83%    4.21%
--------------------------------------------------------------------------------
Class B          Return Before Taxes                   -1.02%   2.90%    4.13%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.94%   3.90%    3.85%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.94%   4.94%    4.91%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------

----------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**   After-tax Returns:

     -- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
     -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     -- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*** Inception date for Advisor Class shares: 8/06/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

+    Reflects no deduction for fees, expenses or taxes.

The following information replaces the "Shareholder Fees (fees paid directly from your investment)" table under the heading "Fees and Expenses of the Portfolios."

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                        Advisor
                                       Class A    Class B    Class C     Class
                                        Shares    Shares      Shares     Shares
--------------------------------------------------------------------------------

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage
  of offering price)                    4.25%(a)   None       None        None

Maximum Deferred Sales Charge (Load)
  (as a percentage of original
  purchase price or redemption
  proceeds, whichever is lower)         None(a)    3.00%(a)*  1.00%(a)**  None

Exchange Fee                            None       None       None        None

----------
(a)  Class  A  sales   charges   may  be  reduced  or   eliminated   in  certain
     circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply to Class A shares. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Investing in the Portfolios--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

* Class B Shares automatically convert to Class A Shares after 6 years. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.

**   For Class C shares, the CDSC is 0% after the first year.

The following information replaces the "ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES" tables for each Portfolio in the Prospectus.

National Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees               .45%        .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees         .30%       1.00%        1.00%       None

Other Expenses

   Transfer Agent             .06%        .08%         .07%       .06%

   Other Expenses             .11%        .10%         .10%       .11%
                             ------      ------       ------      ------

Total Other Expenses          .17%        .18%         .17%       .17%
                             ------      ------       ------      ------
Total Portfolio
 Operating Expenses           .92%       1.63%        1.62%       .62%
                             ------      ------       ------      ------

Waiver and/or Expense
   Reimbursement (a)         (.24)%      (.25)%       (.24)%     (.24)%
                             ------      ------       ------      ------

Net Expenses                  .68%       1.38%        1.38%       .38%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $493       $438      $138         $238       $138       $39
After 3 years*     $684       $587      $487         $485       $485      $174
After 5 years*     $892       $861      $861         $856       $856      $321
After 10 years*  $1,489     $1,545    $1,545       $1,899     $1,899      $750

California Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees              .45%         .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees        .30%        1.00%        1.00%       None

Other Expenses

   Transfer Agent            .04%         .05%         .04%       .04%

   Other Expenses            .06%         .06%         .06%       .06%
                             ------      ------       ------      ------

Total Other Expenses         .10%         .11%         .10%       .10%
                             ------      ------       ------      ------

Total Portfolio
 Operating Expenses          .85%        1.56%        1.55%       .55%
                             ------      ------       ------      ------

Waiver and/or Expense
 Reimbursement (a)          (.08)%       (.09)%       (.08)%     (.08)%
                             ------      ------       ------      ------

Net Expenses                 .77%        1.47%        1.47%       .47%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $500       $450      $150         $250       $150       $48
After 3 years*     $677       $584      $484         $482       $482      $168
After 5 years*     $869       $841      $841         $837       $837      $299
After 10 years*  $1,422     $1,482    $1,482       $1,839     $1,839      $681

New York Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees              .45%         .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees        .30%        1.00%        1.00%       None

Other Expenses

   Transfer Agent            .05%         .07%         .06%       .05%

   Other Expenses            .10%         .09%         .09%       .10%
                             ------      ------       ------      ------

Total Other Expenses         .15%         .16%         .15%       .15%
                             ------      ------       ------      ------

Total Portfolio
 Operating Expenses          .90%        1.61%        1.60%       .60%
                             ------      ------       ------      ------

Waiver and/or Expense
   Reimbursement (a)        (.32)%       (.33)%       (.32)%     (.32)%
                             ------      ------       ------      ------

Net Expenses                 .58%        1.28%        1.28%       .28%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $482       $430      $130         $230       $130      $29
After 3 years*     $669       $576      $476         $474       $474      $159
After 5 years*     $872       $845      $845         $841       $841      $302
After 10 years*  $1,458     $1,518    $1,518       $1,873     $1,873      $717

----------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

* These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse portfolio operating expenses is not extended beyond its current period.

(a) The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse this Portfolio for a portion of its operating expenses. This waiver extends through the Portfolio's current fiscal year. Effective January 1, 2009 the fee waiver and/or expense reimbursements will limit operating expenses to .75% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and .45% for Advisor Class shares. This waiver extends through the end of the Portfolio's fiscal year and may be extended by the Adviser for additional one-year terms.

                                   * * * * *

The following information replaces the first paragraph under the heading "Investing in the Portfolios."

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Portfolio that are offered in this Prospectus. The Portfolios offer three classes of shares through this Prospectus except for National Portfolio, California Portfolio, and New York Portfolio, which offer four classes of shares through this Prospectus.

The following information is added under the heading "Investing in the Portfolios - How to Buy Shares."

Advisor Class Shares

You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

The Portfolios' SAI has more detailed information about who may purchase and hold Advisor Class shares.

The following information replaces the first paragraph under the heading "Investing in the Portfolios - The Different Share Class Expenses."

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

The following information replaces the first paragraph and table under the heading "Investing in the Portfolios - The Different Share Class Expenses - Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees."

Asset-Based Sales Charges or Distribution  and/or Service (Rule 12b-1) Fees

Each Portfolio has adopted plans under Commission Rule 12b-1 that allow the Portfolio to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:

                                            Distribution and/or Service
                                               (Rule 12b-1) Fee (As a
                                              Percentage of Aggregate
                                             Average Daily Net Assets)
                                             -------------------------

Class A                                                .30%
Class B                                               1.00%
Class C                                               1.00%
Advisor Class                                         None

The following information is added under the heading "Investing in the Portfolios - The Different Share Class Expenses - Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees."

Advisor Class Shares - Fee Based Program Alternative

You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

The following information replaces the paragraph under the heading "Investing in the Portfolios - The "Pros" and "Cons" of Different Share Classes - Other."

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Portfolios, including requirements as to the minimum initial and subsequent investment amounts.

The following information is added under the heading "Investing in the Portfolios - Payments to Financial Advisors and Their Firms."

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

The following information is added above in the section titled "General Information."

CONVERSION FEATURE
--------------------------------------------------------------------------------

As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, the Adviser and its affiliates or the Portfolios. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Portfolio. The Portfolio will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

The following information is added as the last sentence under the introductory paragraph under the heading "Financial Highlights."

There is no financial information available for the Advisor Class shares of National Portfolio, California Portfolio, or New York Portfolio, as these shares were not offered prior to August 6, 2008.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

----------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SK 00250 0151 891302a

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